Supplement to the

Fidelity® Select Portfolios®

Materials Portfolio

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.02%B

Total annual operating expenses	0.71%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883

IND-SUSTK-0324-101 1.9880373.101	March 1, 2024

Supplement to the

Fidelity® Select Portfolios®

Materials Portfolio

Class A, Class M, Class C, Class I, and Class Z

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.72%A,B	0.72%A,B	0.72%A,B	0.70%A,B	0.56%A,B

Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02%B	0.02%B	0.02%B	0.02%B	0.02%B

Total annual operating expenses	0.99%	1.24%	1.74%	0.72%	0.58%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class A, 0.23% for Class M, 0.23% for Class C, 0.21% for Class I, and 0.07% for Class Z was previously charged under the services agreements.

B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$670	$670	$472	$472	$277	$177	$74	$74	$59	$59

3 years	$872	$872	$730	$730	$548	$548	$230	$230	$186	$186

5 years	$1,091	$1,091	$1,007	$1,007	$944	$944	$401	$401	$324	$324

10 years	$1,718	$1,718	$1,797	$1,797	$1,853	$1,853	$894	$894	$726	$726

AMF-SUSTK-0324-104 1.9880375.104	March 1, 2024